Consolidated Statement Of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating revenues
Service	$ 4,321,969	$ 4,328,654	$ 4,443,491
Equipment and product sales	854,272	680,784	457,745
Total operating revenues	5,176,241	5,009,438	4,901,236
Operating expenses
Cost of services (excluding Depreciation, amortization and accretion reported below)	1,190,910	1,164,658	1,118,183
Cost of equipment and products	1,224,031	1,346,811	1,107,133
Selling, general and administrative	1,780,463	1,865,807	1,947,778
Depreciation, amortization and accretion	844,361	836,532	1,018,077
Loss on impairment of assets		87,802
(Gain) loss on asset disposals, net	22,176	26,531	30,841
(Gain) loss on sale of business and other exit costs, net	(135,887)	(15,846)	(300,656)
(Gain) loss on license sales and exchanges	(146,884)	(112,993)	(255,479)
Total operating expenses	4,779,170	5,199,302	4,665,877
Operating income (loss)	397,071	(189,864)	235,359
Investment and other income (expense)
Equity in earnings of unconsolidated entities	140,076	131,965	132,714
Interest and dividend income	38,783	16,957	9,092
Gain (loss) on investments			14,547
Interest expense	(141,719)	(111,397)	(98,811)
Other, net	391	115	(37)
Total investment and other income	37,531	37,640	57,505
Income (loss) before income taxes	434,602	(152,224)	292,864
Income tax expense (benefit)	171,992	(4,932)	126,043
Net income (loss)	262,610	(147,292)	166,821
Less: Net income (loss) attributable to noncontrolling interests, net of tax	43,573	(10,937)	24,894
Net income (loss) attributable to TDS shareholders	219,037	(136,355)	141,927
TDS Preferred dividend requirement	(49)	(49)	(49)
Net income (loss) available to common shareholders	$ 218,988	$ (136,404)	$ 141,878
Basic weighted average shares outstanding	108,645	108,485	108,490
Basic earnings (loss) per share attributable to TDS shareholders	$ 2.02	$ (1.26)	$ 1.31
Diluted weighted average shares outstanding	109,910	108,485	109,132
Diluted earnings (loss) per share attributable to TDS shareholders	$ 1.98	$ (1.26)	$ 1.29
Dividends per share to TDS shareholders	$ 0.56	$ 0.54	$ 0.51